As filed with the Securities and Exchange   Registration File No. 333-278457
Commission on February 26, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 2	[X]
and/or
(Check appropriate box or boxes.)
Voya Retirement Insurance and Annuity Company
(Name of Insurance Company)

One Orange Way
Windsor, Connecticut 06095-4774
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

1-855-720-0409
(Insurance Company’s Telephone Number, including Area Code)

Ian Macleod
Counsel
Resolution Life
1475 Dunwoody Drive West Chester, PA 19380
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of the Registration
It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on March 27, 2026 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1)
on _______ pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
❑  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
❑  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
❑  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
❑	Insurance Company relying on Rule 12h-7 under the Exchange Act
❑  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 1 to the Registration Statement filed on December 9, 2025.

This Post-Effective Amendment No. 2 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment 1 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 6th day of February 2026.

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Insurance Company)
	By:	/s/Amelia J. Vaillancourt
Amelia J. Vaillancourt President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature   Title     Date
/s/Amelia J. Vaillancourt President and Director   February 6, 2026
Amelia J. Vaillancourt (Principal Executive Director)

Tony D. Oh   Senior Vice President and   February 6, 2026
Chief Accounting Officer

/s/William T. Bainbridge Senior Vice President, Chief  February 6, 2026
William T. Bainbridge  Financial Officer and Director

Youssef A. Blal  Director    February 6, 2026

/s/Jay S. Kaduson  Director    February 6, 2026
Jay S. Kaduson

Curtis J. Heaser  Director    February 6, 2026

Neha  Jha   Director    February 6, 2026

Andrew J. Stocker  Director    February 6, 2026

By: /s/ Ian Macleod
Ian Macleod *Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

27(p)	Powers of Attorney

* Executed by Ian Macleod on behalf of those indicated pursuant to Powers of Attorney.